Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002088256
Document Type	POS AM
Entity Registrant Name	HORIZON QUANTUM HOLDINGS LTD.
Entity Incorporation, State or Country Code	U0
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to Registration Statement No. 333-292737, dated January 30, 2026 (as amended and supplemented, the “Registration Statement”), originally declared effective by the SEC on February 17, 2026, is being filed by Horizon Quantum Holdings Ltd. (“Holdco”) to, among other things, (i) set forth additional information to reflect certain material changes made in connection with or resulting from the closing of the Business Combination and as necessary to keep the Registration Statement from being misleading in any material respect, (ii) provide the most recent financial statements and related notes of dMY Squared Technology Group, Inc. (“DMY”), and (iii) provide the most recent financial statements and related notes of Holdco and Horizon Quantum Computing Pte. Ltd. (“Horizon”).The information included in this Amendment amends the prior Registration Statement and the proxy statement/prospectus contained therein. No additional securities are being registered under this Amendment. For the purposes of this Amendment, terms not otherwise defined herein have the meanings assigned to them in the Registration Statement. On March 19, 2026, Holdco consummated the previously announced business combination with DMY, pursuant to the Business Combination Agreement by and among DMY, Holdco, Merger Sub 1, Merger Sub 2, and Horizon.At the Amalgamation Effective Time, the Amalgamation occurred, with Horizon surviving the Amalgamation as a wholly-owned subsidiary of Holdco and the outstanding shares of Horizon being converted into the right to receive Holdco Class A Ordinary Shares or the right to receive shares of Holdco Class B Ordinary Shares, as the case may be. Subsequent to the Amalgamation, the SPAC Merger occurred, with DMY surviving the SPAC Merger as a wholly-owned subsidiary of Holdco and the outstanding securities of DMY being converted into the right to receive Holdco Class A Ordinary Shares and/or Holdco Warrants. At the Closing of the Business Combination, the Merger Consideration, comprised of $508,384,000 paid entirely in newly issued Holdco Class A Ordinary Shares and Holdco Class B Ordinary Shares, was paid to the shareholders of Horizon pursuant to the Business Combination Agreement.
Amendment Flag	true